Basis of Preparation	12 Months Ended
Dec. 31, 2023
Basis Of Preparation
Basis of Preparation
3.
BASIS OF PREPARATION
a)
Statement of compliance

The financial statements of the Company have been prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB).

The consolidated financial statements provide comparative information in respect of the previous period.

On April 23, 2024, the Company’s Board of Directors authorized the issuance of the consolidated financial statements as of December 31, 2023 and 2022 and for the years ended December 31, 2023, 2022 and 2021.

b)
Basis of measurement

The consolidated financial statements were prepared on a historical cost basis, except in the case of certain financial instruments and assets as held for sale which are measured at fair value and fair value less costs to sell, in accordance with the standards applicable, as detailed in Note 31 and 32, respectively.

c)
Functional currency and presentation currency

The consolidated financial statements are presented in Reais - R$, which is the functional currency of the Company and its subsidiaries, joint ventures and affiliates The information is expressed in millions of Reais (R$ ’000’000), except when otherwise indicated.

Transactions in foreign currency, corresponding to those not carried out in the functional currency, were converted to Reais at the exchange rate as of the transaction date. Balances of monetary assets and liabilities denominated in foreign currency are translated to Reais at the exchange rates at the reporting date. Foreign exchange gains and losses resulting from updating assets and liabilities are recognized as finance income and cost in the statements of income.

d)
Use of estimates and judgments

Preparation of the parent company and consolidated financial statements requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, revenues and expenses. Future reported results may differ from these estimates.

Estimates and assumptions are periodically reviewed, using as a reference both historical experience and any significant change in scenarios that could affect the Company’s financial position or results of operations. Revisions in relation to accounting estimates are recognized in the period in which the estimates are reviewed, and in any future periods affected.

The main estimates and judgments that have a significant effect in the amounts recognized in the financial statements are as follows:

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Note 8 - Consumers, traders and energy transmission concessionaires (expected credit losses)
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Note 10 - Income tax and social contribution (recognition of deferred tax, availability of future taxable profit and uncertain tax treatments)
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Note 13 - Financial assets and liabilities of the concession (fair value measurement)
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Note 14 - Concession contract assets (construction margin and remeasurement of contract assets)
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Note 15 - Investments (evaluation of recoverable value)
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Note 16 - Property, plant and equipment (useful life)
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Note 17 - Intangible assets (useful life)
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Note 18 - Leasing (measurement of right of use and lease liabilities)
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Note 24 - Post-employment obligations (main assumptions in the measurement)
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Note 25 - Provisions (reliable estimate of the value of obligations)
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Note 27 - Net revenue (unbilled supply and construction margin)
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Note 31 - Financial instruments and risk management (fair value measurement)
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Note 32 - Assets classified as held for sale (fair value measurement)
e)
Material accounting practices

The accounting practices described in detail in the explanatory notes to the financial statements have been applied consistently for all the business years presented in these financial statements, except as described in Explanatory Note 3(h), in accordance with the rules and regulations described in Note 3(a) – Compliance statement.

f)
Impairment

Annually, management reviews the carrying amount of non-financial assets to assess whether there are indications, such as events or changes in economic, operational, or technological conditions, that may suggest impairment. If any indications are found and the carrying amount of the asset exceeds its recoverable amount, an impairment loss is recognized. This involves adjusting the carrying amount of the asset or cash generating unit to its recoverable amount.

g)
New or revised accounting standards applied for the first time in 2023

The changes presented below became effective on January 1, 2023 and had no material impact on the Company's consolidated financial statements.

Rule	Main changes
IFRS 17 – Insurance contracts

IFRS 17 establishes the principles for recognition, measurement, presentation and disclosure of insurance contracts, and replaces IFRS 4 – Insurance contracts. This rule has the overall objective of supplying an accounting model for insurance contracts, issued by any entity, that is more useful and consistent for insurance issuers.

The Company does not have any contracts that meet the definition of an insurance contract under IFRS 17.

IAS 08 – Accounting policies, changes in accounting estimates and errors – Definition of accounting estimates

The Company adopted the amendments to IAS 08 for the first time in the current year. The changes replace the definition of “change in accounting estimates” with a definition of “accounting estimates”. According to the new definition, accounting estimates are “monetary amounts in financial statements subject to uncertainty in measurement.” The definition of change in accounting estimates was excluded.

IAS 1 – Presentation of Financial Statements, and IFRS Practice Statement 2 – Making materiality judgments

The Company adopted the amendments to IAS 1 for the first time in the current year. Although the changes did not themselves result in any change in the accounting policies, they affected the information on accounting policies disclosed in financial statements. The changes require disclosure of “material”, instead of “significant”, accounting policies. The changes also provide guidance on the application of materiality to the disclosure of accounting policies, helping entities to provide useful information on entity-specific accounting policies that users need, to understand other information in the financial statements. The Company revised the presentation of its accounting policies and maintained the presentation, in the financial statements, only of those that were judged to be material.

IAS 12 – Deferred income tax related to assets and liabilities arising from the same transaction

The Company adopted the amendments to IAS 12 for the first time in the current year. The changes restrict the range of application of exemption from initial recognition, so that it is not applied to transactions which give rise to temporary differences that are both taxable and deductible, resulting in recognition of a deferred tax asset and a deferred tax liability for temporary differences resulting from the initial recognition of leasing agreements and provisions for dismantling. There was no impact on carried forward profit and losses in January 2023, nor any impact on the Company’s result: the effect of this adoption relates only to the presentation of recognized deferred tax assets and liabilities.

h)
Standards issued but not yet effective

Rule	Main changes	Start of term
IAS 1 – Presentation of financial statements – Revision of classification of liabilities as current or non-current

Clarifies that the classification of liabilities as current or non-current is based on the rights existing on the reporting date, and specifies that the classification is not affected by expectations as to whether an entity will exercise its right to postpone the settlement of the liability. They explain that the rights exist if the restrictive clauses are complied with on the reporting date, and introduce the definition of ‘settlement’ to clarify that settlement refers to the transfer to a counterparty of cash, equity instruments, other assets or services.

Jan. 1, 2024
IAS 1 – Presentation of financial statements, IAS 7 – Statement of cash flows and IFRS 7 – Financial instruments: Disclosure – Supplier finance arrangements (“Debtor risk”)

The changes introduce new disclosures related to supplier financing agreements (‘debtor risk’) that help users of the financial statements assess the effects of these agreements on an entity’s liabilities and cash flows and on the entity’s exposure to liquidity risk. To meet the purposes of disclosure, the entity must disclose, in full, for its supplier financing agreements: the terms and conditions of the agreements; the accounting amount; the corresponding lines in its balance sheet; the liabilities that are part of the agreements, and their accounting amounts, and corresponding lines for which suppliers have already received payment from those providing the financing; the ranges of payment due dates for financial liabilities that are part of a supplier financing agreement and accounts payable which are not part of a supplier financing agreement; and information on liquidity risk.

Jan. 1, 2024
IFRS 10 – Consolidated financial statements and IAS 28 – Investments in associates and joint ventures – Sale or contribution of assets between an investor and its associate or joint venture

This deals with situations involving the sale or contribution of assets between an investor and an affiliated company or joint venture. Specifically, the gains and losses resulting from the loss of control of a subsidiary that does not contain a business in a transaction with an affiliate or joint venture that is accounted by the equity method are recognized in the parent company’s income statement only in proportion to the holdings of the non-related investor in that affiliate or joint venture. Likewise, the gains and losses resulting from remeasurement of investments retained in some former controlled company (which has become an affiliate or joint venture accounted by the equity method) at fair value are recognized in the income statement of the former parent in proportion to the holdings of the non-related investor shares in the new associate or joint venture.

Not yet defined
IFRS 16 – Leases – Lease liability in a sale and leaseback

This adds requirements for subsequent measurement for sale and leaseback transactions, which meet the requirements of IFRS 15, for the purposes of accounting as a sale.

The changes require the seller-lessee to determine ‘lease payments’ or ‘revised lease payments’ so that the seller-lessee does not recognize a gain or loss related to the right of use retained by the seller-lessee after the start date.

The changes do not affect the gain or loss recognized by the seller-lessee related to the total or partial termination of a lease. Without these new requirements, a seller-lessee may have recognized a gain on the right of use which it retains solely due to the remeasurement of the lease liability (for example, after a modification or change of the lease within the lease term) that applies the general requirements in IFRS 16. In particular this may have been the case in a retro-lease that includes variable lease payments that do not depend on an index or rate.

Jan. 1, 2024

In relation to the standards under discussion at the IASB or with an effective date set for a future year, the Company is following the discussions and, so far, has not identified significant impacts.

i)
Reclassification of items in the Statements of Cash Flows (SoCF)

The Company and its subsidiaries have made adjustments to the classification of items in the SoCF in order to improve the quality of the disclosure of accounting information.

At December, 2023, the Company and its subsidiaries have segregated this movement, presenting the interest received as part of the cash flow from operating activities and the investments and redemptions separately in the cash flow from investing activities. In addition, the Company and its subsidiaries began to adjust profit with the total amount of income tax recognized in profit or loss.

In order to maintain comparability, the information for the period ended December 31,2022 is being presented using the same criteria. The Company considers these adjustments not to be material.